Expense Example {- Strategic Income Portfolio} - 02.28 VIP Strategic Income Portfolio Investor PRO-11 - Strategic Income Portfolio - VIP Strategic Income Portfolio-Investor VIP	Apr. 30, 2021 USD ($)
Expense Example:
1 year	$ 72
3 years	224
5 years	390
10 years	$ 871